Related Party Transactions - Additional Information (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Convertible and other loans with related parties	¥ 113,012	$ 16,385	¥ 110,289
Due from Related Party Noncurrent	¥ 3,840	$ 557	¥ 110,073